Leases - Schedule of Weighted-Average Operating Lease (Details)	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Weighted-Average Remaining Lease Term	7 years 8 months 12 days	8 years 6 months
Weighted-Average Discount Rate	5.54%	5.67%